Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and Due from Banks	$ 10,376,876	$ 23,145,136
Interest-Bearing Deposits	49,778,576	34,667,715
Investment Securities
Available for Sale, at Fair Value	353,066,166	354,246,904
Federal Home Loan Bank Stock, at Cost	2,977,900	3,042,900
Loans	782,027,368	765,283,855
Allowance for Loan Losses	(7,276,806)	(7,507,508)
Unearned Interest and Fees	(501,300)	(495,500)
	774,249,262	757,280,847
Premises and Equipment	28,831,272	27,639,430
Other Real Estate (Net of Allowance of $876,177 and $1,451,492 in 2018 and 2017, Respectively)	1,840,743	4,256,469
Goodwill	202,244
Other Intangible Assets	556,573	44,766
Other Assets	29,998,856	28,431,150
Total Assets	1,251,878,468	1,232,755,317
LIABILITIES AND STOCKHOLDERS’ EQUITY
Noninterest-Bearing	192,847,392	190,927,928
Interest-Bearing	892,278,066	877,057,477
	1,085,125,458	1,067,985,405
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	44,000,000	47,500,000
	68,229,000	71,729,000
Other Liabilities	2,831,615	2,718,249
Commitments and Contingencies
Stockholders’ Equity
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,444,908 and 8,439,258 Shares Issued and Outstanding as of December 31, 2018 and 2017, respectively	8,444,908	8,439,258
Paid-In Capital	25,978,334	29,145,094
Retained Earnings	69,459,243	59,230,260
Accumulated Other Comprehensive Loss, Net of Tax	(8,190,090)	(6,491,949)
	95,692,395	90,322,663
Total Liabilities and Stockholders’ Equity	$ 1,251,878,468	$ 1,232,755,317